Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We generally grant annual equity-based awards to our executive officers in March of each year, in connection with our annual compensation review and approval process, although the exact timing may change from year to year. The compensation committee and/or our Board of Directors may also grant equity awards, including stock options, at different times of the year for new hires and in connection with promotions, or grants made for retention or other purposes. Neither the compensation committee nor our Board of Directors grants equity awards in anticipation of the release of material non-public information and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation. In 2025, equity compensation for our named executive officers consisted solely of time-based RSUs and performance-based RSUs; we did not grant stock options to our named executive officers in 2025.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false